CONSOLIDATED FINANCIAL STATEMENTS DETAILS Reclassifications Out of Accumulated Other Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Reclassifications Out of Accumulated Other Comprehensive Income
Other income/(loss), net	$ (25.4)	₽ (1,466)	₽ (3,395)	₽ 2,259
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income
Reclassifications Out of Accumulated Other Comprehensive Income
Other income/(loss), net		₽ 0	₽ 103	₽ 0